SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
Presents summary information segment

	For the year ended December 31, 2019
	Joint education programs	Textbook Sales	Overseas study consulting	Technological consulting for “smart campus” solutions	Total
Revenue	$2,484,194	$13,150	$525,878	$2,232,588	$5,255,810
Cost of revenue	1,508,356	11,499	264,695	1,576,144	3,360,694
Gross profit	975,838	1,651	261,183	656,444	1,895,116

Operating expenses	700,850	3,730	140,765	531,111	1,376,456
Income (Loss) from operation	274,988	(2,079)	120,418	125,333	518,660

Depreciation and amortization	18,505	64	4,404	17,065	40,038
Capital expenditure	-	304	760	16,674	17,738

Total assets	3,239,183	17,146	685,702	2,911,109	6,853,140
Total liabilities	$790,833	$4,186	$167,411	$710,735	$1,673,165

	For the year ended December 31, 2018
	Joint education programs	Textbook sales	Overseas study consulting	Technological consulting for “smart campus” solutions	Total
Revenue	$2,410,781	$29,717	$547,521	$1,820,974	$4,808,993
Cost of revenue	1,155,854	19,687	64,321	1,462,435	2,702,297
Gross profit	1,254,927	10,030	483,200	358,539	2,106,696

Operating expenses	661,642	2,765	383,688	235,465	1,283,560
Income from operation	593,285	7,265	99,512	123,074	823,136

Depreciation and amortization	22,733	-	5,443	17,171	45,347
Capital expenditure	41,867	-	10,024	31,624	83,515

Total assets	2,991,601	-	716,310	2,259,694	5,967,605
Total liabilities	$358,949	$-	$85,947	$271,130	$716,026

	For the year ended December 31, 2017
	Joint education programs	Textbook sales	Study abroad consulting	Technological consulting for smart campus project	Total
Revenue	$2,821,602	$52,345	$60,947	$950,992	$3,885,886
Cost of revenue	1,175,646	46,532	49,765	889,379	2,161,322
Gross profit	1,645,956	5,813	11,182	61,613	1,724,564

Operating expenses	883,156	1,055	10,049	55,926	950,186
Income from operation	762,800	4,758	1,133	5,687	774,378

Depreciation and amortization	33,873	-	1,360	11,416	46,649
Capital expenditure	8,047	-	1,306	-	9,353

Total assets	3,813,090	-	153,102	1,285,162	5,251,354
Total liabilities	$464,976	$-	$18,670	$156,715	$640,361